Note 25 - Contingencies	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of contingencies [text block]
2
5
.         Contingen
cies

As described in Note
20,
the Company has participated in a court hearing in
March 2020
in relation to the legal claims by the Company's former Chief Executive Officer, Phillip Comberg. In addition to the probable financial outcome of the trial of
$1.1
million, further elements of the claim will also be ruled upon in the verdict. These are considered by the Company to be much lower risk than those that have been provided for, and the Company may
have further recourse to appeal beyond the initial verdict. Accordingly, no
provision has been made in the financial statements in respect of the other claims brought by Mr Comberg.